Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$27,187,994,100

OSFI Covered Bond Ratio(2)			2.69%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
		for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$27,187,994,100

A = Lesser of (i) LTV Adjusted Loan Balance and			34,064,274,685		A (i)	35,889,642,532
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	34,064,274,685
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			364,707,829
Total: A + B + C + D + E - F			33,970,742,547

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.7%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			28,150,213,729

A = lesser of (i) Present Value of outstanding loan balance of			35,760,058,333
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			36,031,234,023

Intercompany Loan Balance

Guarantee Loan			28,436,015,129
Demand Loan			8,310,093,959
Total			36,746,109,088

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
August 29, 2019	N/A		N/A

Portfolio Flow of Funds

	8/29/2019		7/31/2019
Cash Inflows
Principal Receipts	527,765,104.43		611,684,407.81
Sale of Loans	359,259,811.41		416,281,315.38
Revenue Receipts	92,588,772.91		109,652,722.26
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(92,278,659.95)	(7)	(109,627,613.07)	(8)
Purchase of Loans	(306,483,917.73)		(65,038,892.14)
Intercompany Loan Repayment	(580,540,998.11)	(7)	(962,926,831.05)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(56,718.67)		(82.93)
Net Inflows/(Outflows)	253,394.29		25,026.26

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.1747%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on September 17th, 2019.

(8) This amount was paid out on August 19th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$36,477,413,023
Current Month Ending Balance(1)	$35,894,822,534
Number of Mortgage Loans in Pool	164,840
Average Loan Size	$217,756
Number of Primary Borrowers	142,221
Number of Properties	146,599

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.72%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.14%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.69%
Weighted Average Seasoning of Loans in the Portfolio	28.65	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.00%
Weighted Average Original Term of Loans in the Portfolio	55.28	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	26.64	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	32.19	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	164,754	99.95%	35,873,373,049	99.94%
30 to 59 Days Past Due	70	0.04%	18,833,992	0.05%
60 to 89 Days Past Due	16	0.01%	2,615,493	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,921	11.48%	4,349,338,441	12.12%
British Columbia	23,765	14.42%	6,855,967,187	19.10%
Manitoba	3,036	1.84%	435,191,790	1.21%
New Brunswick	3,825	2.32%	374,444,482	1.04%
Newfoundland	4,021	2.44%	558,639,401	1.56%
Northwest Territories	54	0.03%	10,784,208	0.03%
Nova Scotia	5,809	3.52%	730,078,436	2.03%
Nunavut	-	0.00%	-	0.00%
Ontario	88,971	53.97%	19,732,396,751	54.97%
Prince Edward Island	797	0.48%	85,749,795	0.24%
Quebec	10,483	6.36%	1,798,853,230	5.01%
Saskatchewan	4,887	2.96%	912,557,992	2.54%
Yukon	271	0.16%	50,820,821	0.14%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,424	2.08%	658,995,442	1.84%
599 or less	1,159	0.70%	235,072,827	0.65%
600 - 650	2,711	1.64%	590,185,529	1.64%
651 - 700	8,919	5.41%	1,959,655,306	5.46%
701 - 750	19,012	11.53%	4,382,484,542	12.21%
751 - 800	29,044	17.62%	6,703,811,236	18.68%
801 and Above	100,571	61.01%	21,364,617,653	59.52%
Total	164,840	100.00%	35,894,822,534	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	129,684	78.67%	26,522,902,826	73.89%
Variable	35,156	21.33%	9,371,919,708	26.11%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	130,736	79.31%	25,947,091,216	72.29%
Non-STEP	34,104	20.69%	9,947,731,318	27.71%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,871	7.20%	2,597,683,365	7.24%
Owner Occupied	152,969	92.80%	33,297,139,169	92.76%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	22,224	13.48%	5,800,714,869	16.16%
2.5000 - 2.9999	73,390	44.52%	14,732,346,488	41.04%
3.0000 - 3.4999	39,678	24.07%	8,658,669,943	24.12%
3.5000 - 3.9999	28,738	17.43%	6,570,008,605	18.30%
4.0000 - 4.4999	465	0.28%	76,354,980	0.21%
4.5000 - 4.9999	186	0.11%	29,520,190	0.08%
5.0000 - 5.4999	26	0.02%	3,548,357	0.01%
5.5000 and Above	133	0.08%	23,659,102	0.07%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	17,094	10.37%	1,322,292,322	3.68%
20.01-25.00	6,957	4.22%	953,600,386	2.66%
25.01-30.00	8,471	5.14%	1,387,837,510	3.87%
30.01-35.00	10,704	6.49%	2,009,390,967	5.60%
35.01-40.00	12,878	7.81%	2,732,624,105	7.61%
40.01-45.00	15,365	9.32%	3,453,825,491	9.62%
45.01-50.00	17,000	10.31%	4,087,009,251	11.39%
50.01-55.00	17,168	10.41%	4,281,873,698	11.93%
55.01-60.00	15,621	9.48%	4,052,808,493	11.29%
60.01-65.00	13,829	8.39%	3,593,882,882	10.01%
65.01-70.00	10,795	6.55%	2,823,280,043	7.87%
70.01-75.00	9,034	5.48%	2,466,102,457	6.87%
75.01-80.00	7,553	4.58%	2,038,852,846	5.68%
80.01-90.00	2,047	1.24%	584,902,421	1.63%
90.01-100.00	255	0.15%	88,536,438	0.25%
Over 100.00	69	0.04%	18,003,222	0.05%
Total	164,840	100.00%	35,894,822,534	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	29,885	18.13%	5,343,085,835	14.89%
12.00 - 23.99	47,996	29.12%	9,829,869,075	27.39%
24.00 - 35.99	50,824	30.83%	12,041,755,128	33.55%
36.00 - 41.99	11,680	7.09%	2,897,857,376	8.07%
42.00 - 47.99	13,490	8.18%	3,351,517,911	9.34%
48.00 - 53.99	6,505	3.95%	1,572,636,587	4.38%
54.00 - 59.99	3,557	2.16%	664,233,503	1.85%
60.00 - 65.99	743	0.45%	164,754,828	0.46%
66.00 - 71.99	34	0.02%	6,987,895	0.02%
72.00 and Above	126	0.08%	22,124,397	0.06%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	43,096	26.14%	2,537,983,079	7.07%
100,000 - 149,999	26,247	15.92%	3,293,270,487	9.17%
150,000 - 199,999	24,264	14.72%	4,229,899,588	11.78%
200,000 - 249,999	19,593	11.89%	4,392,859,154	12.24%
250,000 - 299,999	14,531	8.82%	3,973,449,309	11.07%
300,000 - 349,999	9,981	6.05%	3,232,367,731	9.01%
350,000 - 399,999	7,149	4.34%	2,669,699,854	7.44%
400,000 - 449,999	4,950	3.00%	2,098,186,179	5.85%
450,000 - 499,999	3,811	2.31%	1,804,273,717	5.03%
500,000 - 549,999	2,741	1.66%	1,436,305,295	4.00%
550,000 - 599,999	2,100	1.27%	1,205,044,047	3.36%
600,000 - 649,999	1,551	0.94%	966,654,436	2.69%
650,000 - 699,999	1,138	0.69%	766,995,234	2.14%
700,000 - 749,999	833	0.51%	602,716,440	1.68%
750,000 - 799,999	622	0.38%	481,826,480	1.34%
800,000 - 849,999	514	0.31%	423,305,795	1.18%
850,000 - 899,999	408	0.25%	357,258,461	1.00%
900,000 - 949,999	307	0.19%	283,328,907	0.79%
950,000 - 999,999	232	0.14%	225,983,654	0.63%
1,000,000 or Greater	772	0.47%	913,414,687	2.54%
Total	164,840	100.00%	35,894,822,534	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	26,748	16.23%	5,428,994,380	15.12%
Single Family	132,719	80.51%	29,205,431,726	81.36%
Multi Family	4,744	2.88%	1,133,383,663	3.16%
Other	629	0.38%	127,012,765	0.35%
Total	164,840	100.00%	35,894,822,534	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	63,147,357	46,741,495	62,442,366	82,645,004	112,450,199	122,604,399	192,314,681	247,006,738	345,491,572	417,135,978	499,673,924	827,833,267	960,900,613	327,215,554	40,265,977	1,469,317	4,349,338,441	12.12%
	Current and Less Than 30 Days Past Due	63,147,357	46,741,495	62,442,366	82,645,004	112,450,199	122,604,399	191,878,040	247,006,738	345,491,572	416,968,441	498,712,320	826,338,271	960,661,735	327,215,554	40,265,977	1,469,317	4,346,038,786	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	436,642	-	-	167,537	961,603	1,494,996	238,878	-	-	-	3,299,656	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	319,093,560	212,223,242	311,450,336	435,566,207	651,493,196	759,317,046	909,599,679	795,917,845	769,244,570	653,333,340	430,657,044	287,057,747	177,643,210	126,841,183	11,332,923	5,196,060	6,855,967,187	19.10%
	Current and Less Than 30 Days Past Due	319,093,560	212,223,242	311,450,336	435,391,838	650,839,039	759,223,241	909,599,679	794,816,907	768,824,760	652,353,198	430,657,044	287,057,747	177,643,210	126,140,764	11,332,923	5,196,060	6,851,843,548	99.94%
	30 to 59 Days Past Due	-	-	-	174,369	654,157	93,805	-	1,100,938	419,810	980,142	-	-	-	700,419	-	-	4,123,639	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,023,972	7,643,045	8,540,374	14,517,503	18,368,971	29,423,768	30,263,973	47,110,426	57,948,150	63,863,869	79,109,694	52,511,639	17,315,478	285,631	265,296	-	435,191,790	1.21%
	Current and Less Than 30 Days Past Due	8,023,972	7,643,045	8,540,374	14,517,503	18,368,971	29,423,768	30,108,290	47,110,426	57,831,844	63,863,869	79,109,694	52,511,639	17,315,478	285,631	265,296	-	434,919,801	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	155,683	-	116,306	-	-	-	-	-	-	-	271,989	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,017,545	7,102,708	10,456,493	18,520,650	23,795,401	38,001,770	52,649,116	73,388,639	63,027,329	41,726,126	15,513,170	10,214,157	8,898,708	-	132,667	-	374,444,482	1.04%
	Current and Less Than 30 Days Past Due	11,017,545	7,102,708	10,389,920	18,520,650	23,795,401	38,001,770	52,482,515	73,163,454	63,027,329	41,726,126	15,513,170	10,214,157	8,898,708	-	132,667	-	373,986,123	99.88%
	30 to 59 Days Past Due	-	-	66,573	-	-	-	166,602	225,185	-	-	-	-	-	-	-	-	458,360	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,169,882	4,450,932	6,214,216	8,671,758	12,441,336	18,333,429	24,499,144	34,234,589	38,396,472	59,458,642	68,421,982	126,098,059	146,156,576	4,467,340	238,453	386,592	558,639,401	1.56%
	Current and Less Than 30 Days Past Due	6,169,882	4,450,932	6,214,216	8,671,758	12,441,336	18,333,429	24,499,144	34,234,589	38,396,472	59,342,552	67,983,012	125,925,941	145,931,215	4,467,340	238,453	386,592	557,686,861	99.83%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	116,090	438,971	86,876	-	-	-	-	641,937	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	85,241	225,361	-	-	-	310,602	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	474,412	102,098	293,162	297,633	1,027,830	1,420,875	1,443,101	1,226,137	1,988,604	2,056,245	-	233,620	220,491	-	-	-	10,784,208	0.03%
	Current and Less Than 30 Days Past Due	474,412	102,098	293,162	297,633	1,027,830	1,420,875	1,443,101	1,226,137	1,988,604	2,056,245	-	233,620	220,491	-	-	-	10,784,208	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,928,148	12,105,755	16,516,183	22,211,966	34,256,806	54,367,566	61,455,862	104,698,519	96,761,778	130,144,521	121,600,205	43,043,363	15,987,765	-	-	-	730,078,436	2.03%
	Current and Less Than 30 Days Past Due	16,928,148	12,105,755	16,516,183	22,211,966	34,204,275	54,367,566	61,455,862	104,698,519	96,646,880	130,003,710	121,600,205	43,043,363	15,987,765	-	-	-	729,770,196	99.96%
	30 to 59 Days Past Due	-	-	-	-	52,531	-	-	-	114,898	140,811	-	-	-	-	-	-	308,240	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	852,005,039	620,016,403	903,940,268	1,327,042,649	1,732,320,897	2,237,301,597	2,548,143,098	2,545,981,041	2,252,808,554	1,835,730,941	1,255,799,513	932,163,288	524,683,732	122,853,382	34,690,453	6,915,897	19,732,396,751	54.97%
	Current and Less Than 30 Days Past Due	851,956,441	619,616,663	903,644,699	1,325,870,528	1,730,717,423	2,236,560,817	2,546,304,702	2,544,561,718	2,250,710,199	1,835,277,894	1,255,624,933	931,965,318	524,096,245	122,853,382	34,690,453	6,915,897	19,721,367,313	99.94%
	30 to 59 Days Past Due	48,598	196,574	295,569	957,889	1,288,376	602,053	1,748,959	1,172,019	1,759,134	208,945	174,581	-	373,444	-	-	-	8,826,141	0.04%
	60 to 89 Days Past Due	-	203,166	-	214,232	315,097	138,726	89,437	247,304	339,221	244,101	-	197,970	214,043	-	-	-	2,203,297	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,657,283	1,947,841	1,917,155	3,641,173	6,494,169	9,343,657	13,355,726	18,957,385	9,862,764	8,342,011	4,720,049	2,256,190	2,254,393	-	-	-	85,749,795	0.24%
	Current and Less Than 30 Days Past Due	2,657,283	1,947,841	1,917,155	3,641,173	6,494,169	9,343,657	13,355,726	18,957,385	9,862,764	8,342,011	4,720,049	2,256,190	2,254,393	-	-	-	85,749,795	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	22,124,642	25,341,758	43,026,211	63,204,562	89,229,629	115,397,724	149,692,847	208,284,501	241,412,806	274,194,957	266,895,474	139,455,044	152,208,509	3,151,031	1,198,179	4,035,356	1,798,853,230	5.01%
	Current and Less Than 30 Days Past Due	22,124,642	25,157,191	43,026,211	63,204,562	89,229,629	115,397,724	149,692,847	208,284,501	241,412,806	274,194,957	266,895,474	139,455,044	152,208,509	3,151,031	1,198,179	4,035,356	1,798,668,663	99.99%
	30 to 59 Days Past Due	-	184,567	-	-	-	-	-	-	-	-	-	-	-	-	-	-	184,567	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,878,219	14,580,525	20,932,413	30,335,073	46,923,355	63,970,652	96,577,877	198,927,353	169,770,700	102,719,052	75,265,878	43,693,382	29,895,213	88,300	-	-	912,557,992	2.54%
	Current and Less Than 30 Days Past Due	18,878,219	14,580,525	20,932,413	30,335,073	46,923,355	63,869,058	96,577,877	198,927,353	169,493,579	102,422,986	75,119,604	43,693,382	29,895,213	88,300	-	-	911,736,937	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	277,121	296,066	146,275	-	-	-	-	-	719,462	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	101,594	-	-	-	-	-	-	-	-	-	-	101,594	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,772,264	1,344,584	2,108,334	2,736,789	3,822,317	4,343,008	7,014,146	6,140,527	6,095,195	5,177,201	5,623,109	1,542,700	2,688,158	-	412,490	-	50,820,821	0.14%
	Current and Less Than 30 Days Past Due	1,772,264	1,344,584	2,108,334	2,736,789	3,822,317	4,343,008	7,014,146	6,140,527	6,095,195	5,177,201	5,623,109	1,542,700	2,688,158	-	412,490	-	50,820,821	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,322,292,322	953,600,386	1,387,837,510	2,009,390,967	2,732,624,105	3,453,825,491	4,087,009,251	4,281,873,698	4,052,808,493	3,593,882,882	2,823,280,043	2,466,102,457	2,038,852,846	584,902,421	88,536,438	18,003,222	35,894,822,534	100.00%
	Current and Less Than 30 Days Past Due	1,322,243,724	953,016,078	1,387,475,368	2,008,044,477	2,730,313,944	3,452,889,313	4,084,411,928	4,279,128,253	4,049,782,003	3,591,729,189	2,821,558,614	2,464,237,373	2,037,801,120	584,202,003	88,536,438	18,003,222	35,873,373,049	99.94%
	30 to 59 Days Past Due	48,598	381,141	362,142	1,132,258	1,995,063	695,858	2,507,885	2,498,142	2,687,269	1,909,593	1,721,429	1,581,873	612,322	700,419	-	-	18,833,992	0.05%
	60 to 89 Days Past Due	-	203,166	-	214,232	315,097	240,320	89,437	247,304	339,221	244,101	-	283,211	439,404	-	-	-	2,615,493	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/29/2019
Distribution Date:	9/13/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	20,290,461	16,491,018	25,532,793	34,705,403	38,003,460	45,600,710	44,653,169	51,548,920	56,973,073	62,433,745	58,452,066	56,563,643	138,389,538	7,734,891	793,422	829,129	658,995,442	1.84%
<=599	4,172,671	3,783,154	6,377,121	11,655,929	17,843,919	19,415,049	28,442,089	28,741,433	24,993,823	27,011,273	20,105,838	18,369,508	19,320,858	3,945,466	894,696	-	235,072,827	0.65%
600-650	8,950,285	11,829,877	12,775,646	24,771,222	38,465,721	46,405,731	60,677,314	81,689,541	75,910,383	62,780,233	63,448,839	43,858,303	44,931,966	12,565,980	1,124,488	-	590,185,529	1.64%
651-700	36,450,992	28,661,257	53,758,377	82,821,748	136,421,480	162,498,297	205,223,285	244,516,449	226,863,596	214,294,202	191,471,548	170,662,593	159,765,225	36,484,848	8,019,472	1,741,936	1,959,655,306	5.46%
701-750	94,539,929	85,021,030	115,935,133	196,040,744	265,926,717	383,762,634	488,010,452	503,597,457	526,490,593	479,410,506	420,390,536	384,038,757	334,293,188	83,807,880	17,413,283	3,805,703	4,382,484,542	12.21%
751-800	177,138,424	143,155,079	219,954,699	329,321,462	455,019,162	605,412,282	738,856,964	821,269,957	755,797,959	739,327,055	597,096,559	529,747,778	428,359,336	133,660,959	22,898,792	6,794,769	6,703,811,236	18.68%
>800	980,749,559	664,658,970	953,503,740	1,330,074,460	1,780,943,646	2,190,730,787	2,521,145,976	2,550,509,942	2,385,779,066	2,008,625,870	1,472,314,657	1,262,861,876	913,792,735	306,702,397	37,392,286	4,831,685	21,364,617,653	59.52%
Total	1,322,292,322	953,600,386	1,387,837,510	2,009,390,967	2,732,624,105	3,453,825,491	4,087,009,251	4,281,873,698	4,052,808,493	3,593,882,882	2,823,280,043	2,466,102,457	2,038,852,846	584,902,421	88,536,438	18,003,222	35,894,822,534	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.